Commitments and Contingencies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Consulting fees for services		$ 395,300	$ 401,100
Rental expense		178,000	204,000
Minimum Amount Of Additional Compensation	$ 2,000,000	$ 2,000,000
Lake Forest Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum Notice Period To Cancel Lease		120 days
Land Subject to Ground Leases	11,900	11,900